Leases - Summary of statement of profit or loss information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 410,925	₩ 402,737	₩ 396,214
Depreciation of Investment Properties			15
Interest expense relating to lease liabilities	47,556	52,035	41,469
Expense relating to short-term leases	8,048	8,804	12,876
Expense relating to leases of low-value assets that are not short-term leases	27,751	26,290	26,813
Expense relating to variable lease payments not included in lease liabilities	6,722	9,288	4,827
Property and building [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	301,621	297,571	305,120
Machinery and communication line facilities [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	25,550	32,794	31,140
Other [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 83,754	₩ 72,372	₩ 59,954